Document And Entity Information (USD $)	12 Months Ended
	Sep. 30, 2014	Nov. 13, 2014	Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Andalay Solar, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		261,642,775
Entity Public Float			$ 1,500,000
Amendment Flag	false
Entity Central Index Key	0001347452
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY